UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
 INVESTMENT COMPANY

Investment Company Act file number 811-22045

Wisconsin Capital Funds, Inc.
(Exact name of registrant as specified in charter)

1200 John Q. Hammons Drive, 2nd Floor
Madison, WI 53717
(Address of principal executive offices) (Zip code)

Thomas G. Plumb
1200 John Q. Hammons Drive, 2nd Floor
Madison, WI 53717
(Name and address of agent for service)

608-824-8800
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2007

Item 1. Schedule of Investments.

Plumb Balanced Fund
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 67.22%
Air Freight & Logistics - 1.33%
United Parcel Service, Inc.	9,400	$686,200
Beverages - 1.24%
The Coca-Cola Co.	12,200	638,182
Biotechnology - 1.18%
Amgen, Inc. (a)	11,000	608,190
Communications Equipment - 2.04%
Cisco Systems, Inc. (a)	37,800	1,052,730
Computers & Peripherals - 1.27%
Dell, Inc. (a)	22,900	653,795
Diversified Financial Services - 4.75%
Bank of America Corp.	18,800	919,132
Citigroup, Inc.	15,300	784,737
J.P. Morgan Chase & Co.	15,300	741,285
		2,445,154
Education Services - 5.29%
Apollo Group, Inc. (a)	14,900	870,607
Career Education Corp. (a)	10,800	364,716
Corinthian Colleges, Inc. (a)	91,400	1,488,906
		2,724,229
Food & Staples Retailing - 2.85%
CVS Corp.	21,400	780,030
Wal-Mart Stores, Inc.	14,300	687,973
		1,468,003
Food Products - 2.45%
Kraft Foods, Inc.	19,400	683,850
Nestle SA - ADR	6,100	579,839
		1,263,689
Health Care Equipment & Supplies - 3.99%
Medtronic, Inc.	20,000	1,037,200
Wright Medical Group, Inc. (a)	18,700	451,044
Zimmer Holdings, Inc. (a)	6,700	568,763
		2,057,007
Health Care Providers & Services - 2.72%
Cardinal Health, Inc.	14,700	1,038,408
McKesson Corp.	6,100	363,804
		1,402,212
Hotels, Restaurants & Leisure - 0.90%
Wyndham Worldwide Corp. (a)	12,800	464,128
Industrial Conglomerates - 3.79%
General Electric Co.	24,900	953,172
Tyco International Ltd.	29,600	1,000,184
		1,953,356
Insurance - 6.05%
American International Group, Inc.	19,000	1,330,570
Berkshire Hathaway Inc Del (a)	10	1,094,750
Marsh & McLennan Companies, Inc.	22,400	691,712
		3,117,032
IT Services - 5.31%
Electronic Data Systems Corp.	28,000	776,440
Fiserv, Inc. (a)	12,800	727,040
Hewitt Associates, Inc. (a)	21,900	700,800
Western Union Co.	25,500	531,165
		2,735,445
Media - 0.66%
Interpublic Group of Companies, Inc. (a)	29,600	337,440
Multiline Retail - 0.79%
Kohl's Corp. (a)	5,700	404,871
Oil, Gas & Consumable Fuels - 3.92%
ChevronTexaco Corp.	12,000	1,010,880
Exxon Mobil Corp.	12,000	1,006,560
		2,017,440
Pharmaceuticals - 6.03%
Johnson & Johnson	14,600	899,652
Merck & Co., Inc.	13,000	647,400
Pfizer, Inc.	40,400	1,033,028
Wyeth	9,200	527,528
		3,107,608
Semiconductor & Semiconductor Equipment - 1.35%
Microchip Technology, Inc.	18,800	696,352
Software - 3.21%
Microsoft Corp.	56,000	1,650,320
Specialty Retail - 3.64%
Cabela's, Inc. (a)	46,900	1,037,897
Cost Plus, Inc. (a)	45,300	384,144
Home Depot, Inc.	11,500	452,525
		1,874,566
Thrifts & Mortgage Finance - 2.46%
Fannie Mae	19,400	1,267,402
TOTAL COMMON STOCKS (Cost $34,634,553)		$34,625,351

	Principal
	Amount	Value
CORPORATE BONDS - 17.52%
Beverages - 1.93%
Anheuser-Busch Companies, Inc.
5.750%, 01/15/2011	$1,000,000	$994,156
Chemicals - 2.01%
EI Du Pont De Nemours & Co.
6.875%, 10/15/2009	1,000,000	1,033,465
Consumer Finance - 3.95%
American General Finance Co.
5.850%, 06/01/2013	1,000,000	1,006,126
Household Finance Corp.
6.375%, 11/27/2012	1,000,000	1,027,835
		2,033,961
Diversified Financial Services - 1.92%
General Elec Capital Corp.
5.200%, 02/01/2011	1,000,000	991,246
Food & Staples Retailing - 2.00%
Wal-Mart Stores, Inc.
6.875%, 08/10/2009	1,000,000	1,031,767
Food Products - 1.91%
Kraft Foods, Inc.
4.000%, 10/01/2008	1,000,000	981,380
Software - 1.91%
Oracle Corp.
5.000%, 01/15/2011	1,000,000	986,380
Specialty Retail - 1.89%
Home Depot, Inc.
4.625%, 08/15/2010	1,000,000	971,683
TOTAL CORPORATE BONDS (Cost $9,048,392)		9,024,038
U.S. GOVERNMENT AGENCY ISSUES- 4.78%
Federal Home Loan Bank
5.000%, 07/12/2010	500,000	497,615
5.750%, 06/20/2017	1,000,000	991,092
Federal National Mortgage Assn.,
5.500%, 04/25/2022	1,000,000	976,195
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $2,486,390)		2,464,902
U.S. TREASURY OBLIGATIONS - 2.87%
4.625%, 02/29/2008	500,000	498,790
3.375%, 11/15/2008	1,000,000	979,063
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,478,457)		1,477,853
SHORT TERM INVESTMENTS - 7.60%
Commercial Paper - 4.92%
Prudential Funding
5.332% 07/02/2007	2,536,000	2,535,639
Variable Rate Demand Note - 2.68%
Aim Liquid Assets
5.260% (b)	1,378,566	1,378,566
TOTAL SHORT TERM INVESTMENTS (Cost $3,914,205)		3,914,205
Total Investments (Cost $51,561,997) - 99.99%		51,506,349
Other Assets in Excess of Liabilities - 0.01%		5,144
TOTAL NET ASSETS - 100.00%		$51,511,493

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Variable rate security. The rate listed is as of June 30, 2007.

Plumb Equity Fund
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.93%
Air Freight & Logistics - 1.94%
United Parcel Service, Inc.	4,700	$343,100
Beverages - 1.78%
The Coca-Cola Co.	6,000	313,860
Biotechnology - 1.66%
Amgen, Inc. (a)	5,300	293,037
Commercial Services & Supplies - 7.41%
Apollo Group, Inc. (a)	7,200	420,696
Career Education Corp. (a)	5,300	178,981
Corinthian Colleges, Inc. (a)	43,500	708,615
		1,308,292
Communications Equipment - 2.92%
Cisco Systems, Inc. (a)	18,500	515,225
Computers & Peripherals - 1.76%
Dell, Inc. (a)	10,900	311,195
Diversified Financial Services - 6.70%
Bank of America Corp.	9,200	449,788
Citigroup, Inc.	7,200	369,288
J.P. Morgan Chase & Co.	7,500	363,375
		1,182,451
Food & Staples Retailing - 4.08%
CVS Corp.	10,500	382,725
Wal-Mart Stores, Inc.	7,000	336,770
		719,495
Food Products - 3.46%
Kraft Foods, Inc.	9,500	334,875
Nestle SA - ADR	2,900	275,661
		610,536
Health Care Equipment & Supplies - 5.67%
Medtronic, Inc.	9,800	508,228
Wright Medical Group, Inc. (a)	8,800	212,256
Zimmer Holdings, Inc. (a)	3,300	280,137
		1,000,621
Health Care Providers & Services - 3.90%
Cardinal Health, Inc.	7,200	508,608
McKesson Corp.	3,000	178,920
		687,528
Hotels, Restaurants & Leisure - 1.29%
Wyndham Worldwide Corp. (a)	6,300	228,438
Industrial Conglomerates - 5.43%
General Electric Co.	11,800	451,704
Tyco International Ltd.	15,000	506,850
		958,554
Insurance - 8.06%
American International Group, Inc.	9,200	644,276
Berkshire Hathaway, Inc. (a)	4	437,900
Marsh & McLennan Companies, Inc.	11,000	339,680
		1,421,856
IT Services - 7.43%
Electronic Data Systems Corp.	13,500	374,355
Fiserv, Inc. (a)	6,000	340,800
Hewitt Associates, Inc. (a)	10,500	336,000
Western Union Co.	12,500	260,375
		1,311,530
Media - 0.94%
Interpublic Group of Companies, Inc. (a)	14,500	165,300
Multiline Retail - 1.13%
Kohl's Corp. (a)	2,800	198,884
Oil, Gas & Consumable Fuels - 5.53%
ChevronTexaco Corp.	5,800	488,592
Exxon Mobil Corp.	5,800	486,504
		975,096
Pharmaceuticals - 8.66%
Johnson & Johnson	7,500	462,150
Merck & Co., Inc.	6,200	308,760
Pfizer, Inc.	19,500	498,615
Wyeth	4,500	258,030
		1,527,555
Semiconductor & Semiconductor Equipment - 1.93%
Microchip Technology, Inc.	9,200	340,768
Software - 4.56%
Microsoft Corp.	27,300	804,531
Specialty Retail - 5.17%
Cabela's, Inc. (a)	23,000	508,990
Cost Plus, Inc. (a)	22,000	186,560
Home Depot, Inc.	5,500	216,425
		911,975
Thrifts & Mortgage Finance - 3.52%
Fannie Mae	9,500	620,635
TOTAL COMMON STOCKS (Cost $16,760,394)		$16,750,462

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 5.88%
Variable Rate Demand Notes - 5.88%
Aim Liquid Assets
5.260% (b)	$675,000	$675,000
AIM STIT-STIC Prime Portfolio
5.288% (b)	363,281	363,281
TOTAL SHORT TERM INVESTMENTS (Cost $1,038,281)		1,038,281
Total Investments (Cost $17,798,675) - 100.81%		17,788,743
Liabilities in Excess of Other Assets - (0.81)%		(143,572)
TOTAL NET ASSETS - 100.00%		$17,645,171

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Variable rate security. The rate listed is as of June 30, 2007.

The cost basis of investments for federal income tax purposes at June 30, 2007 was as follows*:

Plumb Balanced Fund

Cost of investments	$51,561,997

Gross unrealized appreciation	739,231
Gross unrealized depreciation	(794,879)
Net unrealized appreciation	$(55,648)

Plumb Equity Fund

Cost of investments	$17,798,675
Gross unrealized appreciation	337,308
Gross unrealized depreciation	(347,240)
Net unrealized appreciation	$(9,932)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        Wisconsin Capital Funds, Inc.

By (Signature and Title)* /s/  Thomas G. Plumb
Thomas G. Plumb, President

Date                 8/20/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/   Thomas G. Plumb, President
Thomas G. Plumb, President

Date            8/20/07

By (Signature and Title)*      /s/  Timothy R. O’Brien
Timothy R. O’Brien, Treasurer

Date                    8/20/07

* Print the name and title of each signing officer under his or her signature.